Overview and basis of presentation (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) market	Jun. 30, 2023 USD ($)
Disclosure of classes of share capital [line items]
Number of markets | market	27
Net loss	$ (539,485)	$ (340,830)	[1]
Cash flows from (used in) operating and investing activities	$ (524,747)	$ (939,410)
Polestar Automotive Holding Limited ("Former Parent") | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	81.80%
External Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	18.20%

[1]	1 - Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised amounts.